LONG-TERM DEBT - Bank Credit and Letter of Credit Facilities (Details) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 13,390		$ 12,692		$ 15,330
Short-term borrowings	2,255		1,585		$ 800
Revolving Credit Facility Due March 2022
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 3,200
Revolving Credit Facility Due March 2022 | Bank Prime Rate or Base Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	0.00%	0.00%
Revolving Credit Facility Due March 2022 | Bank Prime Rate or Base Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	1.25%	1.25%
Revolving Credit Facility Due March 2022 | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	0.85%	0.85%
Revolving Credit Facility Due March 2022 | Bankers' Acceptance Rate or London Inter-Bank Offered Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Spread on variable rate	2.25%	2.25%
Revolving Credit Facility due September 2020
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 2,500
Revolving Credit Facility Tranche due March 2020
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	700
Bank and Letter of Credit Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	4,200		3,300
Long-term debt	1,000		100
Undrawn borrowing facilities	1,600		2,300
US commercial paper
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 1,605	$ 1,178	$ 935	$ 746		$ 0	$ 0